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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-08657

                          Pioneer Equity Income Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31


Date of reporting period:  November 1, 2008 through October 31, 2009


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.




Pioneer Equity
Income Fund
--------------------------------------------------------------------------------
Annual Report | October 31, 2009
--------------------------------------------------------------------------------


Ticker Symbols:

Class A   PEQIX
Class B   PBEQX
Class C   PCEQX
Class R   PQIRX
Class Y   PYEQX
Class Z   PEZQX


[LOGO]PIONEER
      Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents

Letter to Shareowners                                                          2

Portfolio Management Discussion                                                4

Portfolio Summary                                                              8

Prices and Distributions                                                       9

Performance Update                                                            10

Comparing Ongoing Fund Expenses                                               16

Schedule of Investments                                                       18

Financial Statements                                                          25

Notes to Financial Statements                                                 35

Report of Independent Registered Public Accounting Firm                       42

Trustees, Officers and Service Providers                                      44



                      Pioneer Equity Income Fund | Annual Report | 10/31/09    1

President's Letter

Dear Shareowner,

Stock and bond markets around the globe have begun to recover this year from one of their most tumultuous periods in history. This is a welcome relief, and we are generally optimistic about the prospects for the economy going forward. Still, challenges remain. Unemployment is high. Consumer demand and loan growth are weak. And housing has not yet returned to normal.

At Pioneer, we have long advocated the benefits of investing for the long term. This strategy has generally performed well for many investors. Those who remained invested in the market during the downturn have most likely seen their portfolios start to recover this year as the Dow Jones Industrial Average climbed back towards the 10,000 level. Many bond investors have similarly seen a strong rebound, with a broad-based recovery across many different fixed-income asset classes. The riskiest asset classes, such as high-yield bonds, have outperformed other fixed-income asset classes for most of 2009.

At Pioneer, we are not changing the approach to investing that we have used for more than 80 years. We remain focused on company fundamentals and risk management. Our investment process is based on careful research into individual companies, quantitative analysis, and active portfolio management. This three-pillared process, which we apply to each of our portfolios, is supported by an integrated team approach and is designed to carefully balance risk and reward. While we see potential opportunities for making money in many corners of the markets around the globe, it takes research and experience to separate solid investment opportunities from speculation.

Following this difficult period, many investors are rethinking their approach to investing and risk management. Some are questioning whether the basic investment principles they were taught in the past are still useful in today's markets. Complicating matters is that financial markets remain unpredictable. Our advice, as always, is to work closely with a trusted financial advisor to discuss your goals and work together to develop an investment strategy that meets your individual needs. There is no single best strategy that works for every investor.


2    Pioneer Equity Income Fund | Annual Report | 10/31/09

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at www.pioneerinvestments.com. We greatly appreciate you putting your trust in us and we thank you for investing with Pioneer.

Sincerely,


/s/ Daniel K. Kingsbury


Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA Inc.



Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


                      Pioneer Equity Income Fund | Annual Report | 10/31/09    3

Portfolio Management Discussion | 10/31/09

Over the 12 months ended October 31, 2009, the U.S. economy experienced significant turbulence, marked by a financial crisis, a stock market debacle, massive government stimulus spending and intervention in the private economy, and then a sharp market recovery, which defined the final eight months of the period. In the following interview, John Carey, Executive Vice President and Head of the U.S. Core Value Department at Pioneer Investments, discusses the investment environment during the 12-month period and the Fund's performance. Mr. Carey is responsible for the day-to-day management of Pioneer Equity Income Fund.

Q Could you discuss the investment environment for the Fund during the 12 months ended October 31, 2009?

A Times of extreme fluctuation in the markets often leave one baffled. How could things possibly have changed so much over such a short span? Why would investors have switched in mood from deeply pessimistic to buoyantly optimistic in a space of a few weeks? What could have prompted savers suddenly to move money they were hiding under their pillows to stocks and bonds of distressed companies? It is a mysterious matter, the tossing and turning of the financial waves and what sets it in motion!

   What appeared to turn things around this time was an enormous infusion of money into the markets by the U.S. government, and the sudden realization in early March 2009 that the government support was going to keep our financial system from collapsing. Investor sentiment had also reached such a low point that the only direction it could move was higher; market technicians call that an "oversold condition," and what we had in early 2009 was an extreme version of that. The stock market also reflects economic expectations, and by March 2009 some forecasters were predicting improving conditions over the balance of the year and into 2010.

   In the first stages of a market upturn, speculators are often drawn to the depressed shares of troubled companies and other stocks hard hit by the recession and bear market. Not unreasonably, they sense that the greatest bargains may lie in those neglected corners of the market, but, less rationally, they will often buy quite indiscriminately, scooping up everything that had been beaten down in price, whether or not it represents good value and regardless of whether the company has genuine chances for a long-term recovery and future growth. We saw a similar phenomenon in 2003, when, following the Internet debacle of the previous few years, the market came roaring back and took aloft the stocks of many, many fallen favorites from the late 1990s. In the end, though, the market had it right about the loss of value in some of those "stories," and after the impressive rebounds a lot of


4    Pioneer Equity Income Fund | Annual Report | 10/31/09
   the same stocks fell right back into their torpor. Only time will tell what will happen on this occasion.

Q How did Pioneer Equity Income Fund fare during that volatile period in the markets?

A Over the 12 months ended October 31, 2009, Pioneer Equity Income Fund's Class A shares returned -2.30% at net asset value, while the Fund's benchmark, the Russell 1000 Value Index (the Russell Index), returned 4.78%. During the same 12-month period, the average return of the 301 mutual funds in Lipper's Equity Income category was 9.29%.

Q Could you please discuss the Fund's sector exposures during the last fiscal year ended October 31, 2009, and how they affected the Fund's relative performance during the 12-month period?

A The bulk of the Fund's underperformance versus our benchmark Russell Index was attributable to our positioning in the financial services sector. As the companies there cut or appeared at risk of cutting their dividends, we sold the shares, as has been our discipline for the Fund. Unfortunately, when the market turned around, it was precisely a number of the dividend-cutting firms that came back most strongly price-wise. Similar decisions in the materials and consumer-cyclical sectors had the same negative effect on the Fund's performance results.

   As we move into the Fund's new fiscal year (beginning November 1, 2009), the portfolio remains underweight to the financials sector, though we have restored holdings in a few of the companies where we have seen ongoing potential for operational improvement and revenue gains. Otherwise we have remained focused on maintaining a competitive dividend yield for the Fund's shareholders and, accordingly, continue our search for worthwhile investments across all of the market sectors.

Q What new purchases did you make in the Fund's portfolio during the Fund's fiscal year ended October 31, 2009, and which positions did you eliminate?

A Stocks in the financials sector to which we either returned or added to the Fund for the first time during the period included: Wells Fargo, JPMorgan Chase, Bank of New York Mellon, and Aflac. Exxon Mobil expanded the Fund's holdings in the energy sector. In materials, we bought shares of Sonoco Products, manufacturer of industrial and consumer packaging. Intel enhanced the Fund's exposure to information technology, and in telecommunication services we assumed a position in CenturyTel following its acquisition of Embarq, another Fund holding.


                      Pioneer Equity Income Fund | Annual Report | 10/31/09    5

   On the sale side, in addition to our tendering of the Fund's shares in Embarq, we disposed of positions in a number of companies that we thought had either reached their potential or were no longer as compelling from an investment standpoint as they had been when we made our initial purchases. The sales from the Fund's portfolio included Pepsi, Air Products & Chemicals, Campbell Soup, Pfizer, Whitney Holding, Plum Creek Timber, Frontier Communications, Windstream, Edison International, FPL Group, and PG&E.

Q The Fund has typically had a high regard for dividends. Given the many cost-cutting measures taken by companies in the wake of the financial crisis and recession, has identifying high-quality, dividend-paying stocks become more difficult?

A Unquestionably, this has been a trying time for us as dividend-focused investors, both because the dividend payers have had one of their rare periods of significant underperformance in the market relative to non-dividend payers and because the companies paying dividends have been quite cautious about raising them. On the horizon there may also be changes in the tax laws that affect dividend payments and companies' interest in making them. But we do think that the companies maintaining their dividends during the difficult times we have experienced have generally weathered the economic storms better than the average company and that they are in good shape to take part in the economy as it starts to grow again. It has been a stiff test for companies and their financial skills as well as their commitment to shareholders. We think that the companies passing that test hold the potential for attractive total return for the Fund's shareholders in the years ahead.

Q As we near the end of 2009, the U.S. economy appears to be recovering from its worst recession in some years. However, unemployment remains high, and the large Federal budget deficit -- with additional spending still under discussion in Washington -- continues to be an area of concern. Could you discuss your outlook for 2010 and how it may influence your investment approach?

A We are generally constructive in our economic outlook, believing that the momentum of recovery will more than offset whatever adverse effects may result from policy changes and spending programs coming out of Washington. While we share the concern over the deficit, we note that it should begin diminishing as a percentage of GDP during the next year or two. We would also note that, these days, an investment in U.S. stocks is not just a bet on the U.S. economy, though we do still like that bet, too. Instead, because of the growing contribution of overseas sales and earnings to U.S. corporate results, one must think more broadly and take into account all of the potential opportunities for U.S. companies throughout the world. From


6    Pioneer Equity Income Fund | Annual Report | 10/31/09
   that point of view, we think that many of the Fund's holdings are very attractively positioned indeed, with strong businesses in such growing countries and areas as India, East Asia, and Latin America.

   At the end of the day, we look at individual companies and their individual prospects. We do not start with a "theme," an economic "macroview," or opinion about a sector. Instead, we turn over companies one by one and consider the unique prospects each of them has to develop over time and become a good investment vehicle for our Fund. There are always things about which one can worry. It is our goal to look through as much of the confusion about current events as we can and see each company on its own terms, and every stock for its particular potential.

   Thank you for your continued support.

Please refer to the Schedule of Investments on pages 18-24 for a full listing of Fund securities.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Past performance is no guarantee of future results, and there is no guarantee that the market forecast discussed will be realized.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes.


                      Pioneer Equity Income Fund | Annual Report | 10/31/09    7

Portfolio Summary | 10/31/09


Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

  [THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                                                          90.3%
Temporary Cash Investments                                                   8.4%
Depositary Receipts for International Stocks                                 1.3%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

  [THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Consumer Staples                                                            15.4%
Financials                                                                  15.3%
Industrials                                                                 14.3%
Utilities                                                                   14.2%
Consumer Discretionary                                                       9.7%
Energy                                                                       9.1%
Materials                                                                    8.7%
Information Technology                                                       7.6%
Health Care                                                                  3.6%
Telecommunication Services                                                   2.1%


10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

 1. Questar Corp.                                                           3.22%
 2. Gorman-Rupp Co.                                                         2.85
 3. PACCAR, Inc.                                                            2.80
 4. Valspar Corp.                                                           2.66
 5. Johnson Controls, Inc.                                                  2.42
 6. Colgate-Palmolive Co.                                                   2.35
 7. Chubb Corp.                                                             2.32
 8. EQT Corp.                                                               2.25
 9. U.S. Bancorp                                                            2.03
10. Procter & Gamble Co.                                                    2.03

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.


8    Pioneer Equity Income Fund | Annual Report | 10/31/09

Prices and Distributions | 10/31/09

Net Asset Value per Share
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     Class                             10/31/09                         10/31/08
--------------------------------------------------------------------------------
       A                                $20.24                           $21.28
--------------------------------------------------------------------------------
       B                                $20.10                           $21.14
--------------------------------------------------------------------------------
       C                                $20.01                           $21.04
--------------------------------------------------------------------------------
       R                                $20.43                           $21.45
--------------------------------------------------------------------------------
       Y                                $20.37                           $21.41
--------------------------------------------------------------------------------
       Z                                $20.27                           $21.30
--------------------------------------------------------------------------------

Distributions per Share: 11/1/08-10/31/09
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          Net
                       Investment               Short-Term             Long-Term
      Class              Income               Capital Gains          Capital Gains
--------------------------------------------------------------------------------
       A                $ 0.5022               $ --                    $ --
--------------------------------------------------------------------------------
       B                $ 0.3212               $ --                    $ --
--------------------------------------------------------------------------------
       C                $ 0.3438               $ --                    $ --
--------------------------------------------------------------------------------
       R                $ 0.4420               $ --                    $ --
--------------------------------------------------------------------------------
       Y                $ 0.5877               $ --                    $ --
--------------------------------------------------------------------------------
       Z                $ 0.5740               $ --                    $ --
--------------------------------------------------------------------------------


                      Pioneer Equity Income Fund | Annual Report | 10/31/09    9

Performance Update | 10/31/09                                     Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Equity Income Fund at public offering price, compared to that of the Russell 1000 Value Index.


Average Annual Total Returns
(As of October 31, 2009)
--------------------------------------------------------------------
                                      Net Asset     Public Offering
Period                                Value (NAV)   Price (POP)
--------------------------------------------------------------------
 10 Years                             1.51%         0.91%
 5 Years                              0.33         -0.85
 1 Year                              -2.30         -2.39
--------------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated March 1, 2009)
--------------------------------------------------------------------
                                      Gross         Net
--------------------------------------------------------------------
                                      1.10%         1.10%
--------------------------------------------------------------------

  [THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                     Pioneer Equity       Russell 1000
                       Income Fund        Value Index
10/99                      9,425            10,000
                          10,075            10,552
10/01                      9,147             9,300
                           7,993             8,368
10/03                      9,263            10,283
                          10,776            11,871
10/05                     11,947            13,280
                          14,529            16,130
10/07                     16,014            17,877
                          11,211            11,299
10/09                     10,953            11,839

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000 Value Index measures the performance of large-cap U.S. value stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any index.


10    Pioneer Equity Income Fund | Annual Report | 10/31/09

Performance Update | 10/31/09                                     Class B Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Equity Income Fund, compared to that of the Russell 1000 Value Index.

Average Annual Total Returns
(As of October 31, 2009)
-------------------------------------------------------------------
                                        If             If
Period                                  Held           Redeemed
-------------------------------------------------------------------
 10 Years                               0.65%          0.65%
 5 Years                               -0.56          -0.56
 1 Year                                -3.26          -7.06
-------------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated March 1, 2009)
-------------------------------------------------------------------
                                        Gross          Net
-------------------------------------------------------------------
                                        1.96%          1.96%
-------------------------------------------------------------------

  [THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                     Pioneer Equity       Russell 1000
                       Income Fund        Value Index
10/99                     10,000             10,000
                          10,604             10,552
10/01                      9,554              9,300
                           8,280              8,368
10/03                      9,514             10,283
                          10,973             11,871
10/05                     12,058             13,280
                          14,537             16,130
10/07                     15,889             17,877
                          11,030             11,299
10/09                     10,671             11,839

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus.
Note: Shares purchased prior to December 1, 2004, remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000 Value Index measures the performance of large-cap U.S. value stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any index.


                     Pioneer Equity Income Fund | Annual Report | 10/31/09    11

Performance Update | 10/31/09                                     Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Equity Income Fund, compared to that of the Russell 1000 Value Index.

Average Annual Total Returns
(As of October 31, 2009)
-------------------------------------------------------------------
                                        If             If
Period                                  Held           Redeemed
-------------------------------------------------------------------
 10 Years                               0.68%          0.68%
 5 Years                               -0.47          -0.47
 1 Year                                -3.11          -3.11
-------------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated March 1, 2009)
-------------------------------------------------------------------
                                        Gross          Net
-------------------------------------------------------------------
                                        1.87%          1.87%
-------------------------------------------------------------------

  [THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                     Pioneer Equity       Russell 1000
                       Income Fund        Value Index
10/99                     10,000             10,000
                          10,594             10,552
10/01                      9,533              9,300
                           8,259              8,368
10/03                      9,492             10,283
                          10,955             11,871
10/05                     12,047             13,280
                          14,536             16,130
10/07                     15,898             17,877
                          11,046             11,299
10/09                     10,702             11,839

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000 Value Index measures the performance of large-cap U.S. value stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any index.


12    Pioneer Equity Income Fund | Annual Report | 10/31/09

Performance Update | 10/31/09                                     Class R Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Equity Income Fund, compared to that of the Russell 1000 Value Index.

Average Annual Total Returns
(As of October 31, 2009)
-------------------------------------------------------------------
                                        If             If
Period                                  Held           Redeemed
-------------------------------------------------------------------
 10 Years                               1.24%          1.24%
 5 Years                                0.15           0.15
 1 Year                                -2.50          -2.50
-------------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated March 1, 2009)
-------------------------------------------------------------------
                                        Gross          Net
-------------------------------------------------------------------
                                        1.39%          1.39%
-------------------------------------------------------------------

  [THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                     Pioneer Equity       Russell 1000
                       Income Fund        Value Index
10/99                     10,000             10,000
                          10,637             10,552
10/01                      9,609              9,300
                           8,355              8,368
10/03                      9,656             10,283
                          11,223             11,871
10/05                     12,416             13,280
                          15,075             16,130
10/07                     16,596             17,877
                          11,595             11,299
10/09                     11,305             11,839

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance of Class R shares for the period prior to the commencement of operations of Class R shares on April 1, 2003 is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after April 1, 2003, the actual performance of Class R shares is reflected. Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000 Value Index measures the performance of large-cap U.S. value stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any index.


                     Pioneer Equity Income Fund | Annual Report | 10/31/09    13

Performance Update | 10/31/09                                     Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Equity Income Fund, compared to that of the Russell 1000 Value Index.

Average Annual Total Returns
(As of October 31, 2009)
-------------------------------------------------------------------
                                        If             If
Period                                  Held           Redeemed
-------------------------------------------------------------------
 10 Years                               1.94%          1.94%
 5 Years                                0.74           0.74
 1 Year                                -1.85          -1.85
-------------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated March 1, 2009)
-------------------------------------------------------------------
                                        Gross          Net
-------------------------------------------------------------------
                                        0.72%          0.72%
-------------------------------------------------------------------

  [THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                     Pioneer Equity       Russell 1000
                       Income Fund        Value Index
10/99                     10,000             10,000
                          10,734             10,552
10/01                      9,780              9,300
                           8,583              8,368
10/03                      9,994             10,283
                          11,682             11,871
10/05                     13,003             13,280
                          15,876             16,130
10/07                     17,568             17,877
                          12,347             11,299
10/09                     12,119             11,839

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance shown for Class Y shares for the period prior to the commencement of operations of Class Y shares on July 2, 1998, reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance for Class Y shares prior to their inception would have been higher than the performance shown. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000 Value Index measures the performance of large-cap U.S. value stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any index.


14    Pioneer Equity Income Fund | Annual Report | 10/31/09

Performance Update | 10/31/09                                     Class Z Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Equity Income Fund, compared to that of the Russell 1000 Value Index.

Average Annual Total Returns
(As of October 31, 2009)
-------------------------------------------------------------------
                                        If             If
Period                                  Held           Redeemed
-------------------------------------------------------------------
 10 Years                               1.61%          1.61%
 5 Years                                0.51           0.51
 1 Year                                -1.88          -1.88
-------------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated March 1, 2009)
-------------------------------------------------------------------
                                        Gross          Net
-------------------------------------------------------------------
                                        0.76%          0.76%
-------------------------------------------------------------------

  [THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                     Pioneer Equity       Russell 1000
                       Income Fund        Value Index
10/99                     10,000             10,000
                          10,690             10,552
10/01                      9,706              9,300
                           8,481              8,368
10/03                      9,829             10,283
                          11,434             11,871
10/05                     12,677             13,280
                          15,416             16,130
10/07                     17,017             17,877
                          11,954             11,299
10/09                     11,729             11,839

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance shown for periods prior to the inception of Class Z shares on July 6, 2007, reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Z shares, the performance for Class Z shares prior to their inception on July 6, 2007 would have been higher than the performance shown. Class Z shares are not subject to sales charges and are available for limited groups of eligible investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through March 1, 2012 for Class Z shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000 Value Index measures the performance of large-cap U.S. value stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any index.


                     Pioneer Equity Income Fund | Annual Report | 10/31/09    15

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1) Divide your account value by $1,000
    Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Equity Income Fund

Based on actual returns from May 1, 2009 through October 31, 2009.

---------------------------------------------------------------------------------------------------------------------------
 Share Class                    A                B                C                R                Y                Z
---------------------------------------------------------------------------------------------------------------------------
 Beginning Account          $1,000.00        $1,000.00        $1,000.00        $1,000.00        $1,000.00        $1,000.00
 Value on 5/1/09
---------------------------------------------------------------------------------------------------------------------------
 Ending Account Value       $1,151.58        $1,146.07        $1,146.76        $1,150.71        $1,154.03        $1,154.35
 (after expenses)
 on 10/31/09
---------------------------------------------------------------------------------------------------------------------------
 Expenses Paid                  $6.67           $11.90           $11.04            $7.81            $4.07            $4.29
 During Period*
---------------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.23%, 2.20%, 2.04%, 1.44%, 0.75%, and 0.79%, for Class A, Class B, Class C, Class R, Class Y and Class Z shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the partial year period).


16    Pioneer Equity Income Fund | Annual Report | 10/31/09

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Equity Income Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from May 1, 2009 through October 31, 2009.

---------------------------------------------------------------------------------------------------------------------------
 Share Class                    A                B                C                R                Y                Z
---------------------------------------------------------------------------------------------------------------------------
 Beginning Account          $1,000.00        $1,000.00        $1,000.00        $1,000.00        $1,000.00        $1,000.00
 Value on 5/1/09
---------------------------------------------------------------------------------------------------------------------------
 Ending Account Value       $1,019.00        $1,014.12        $1,014.92        $1,017.95        $1,021.42        $1,021.22
 (after expenses)
 on 10/31/09
---------------------------------------------------------------------------------------------------------------------------
 Expenses Paid                  $6.26           $11.17           $10.36            $7.32            $3.82            $4.02
 During Period*
---------------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.23%, 2.20%, 2.04%, 1.44%, 0.75%, and 0.79%, for Class A, Class B, Class C, Class R, Class Y and Class Z shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the partial year period).


                     Pioneer Equity Income Fund | Annual Report | 10/31/09    17

Schedule of Investments | 10/31/09

-----------------------------------------------------------------------------------
 Shares                                                                       Value
-----------------------------------------------------------------------------------
               COMMON STOCKS -- 99.9%
               ENERGY -- 9.1%
               Integrated Oil & Gas -- 8.0%
  162,200      Chevron Corp.                                           $ 12,414,788
  307,560      ConocoPhillips Co.                                        15,433,361
  150,000      Exxon Mobil Corp.                                         10,750,500
  541,600      Marathon Oil Corp.                                        17,314,952
  210,000      Royal Dutch Shell Plc (A.D.R.)                            12,476,100
                                                                       ------------
                                                                       $ 68,389,701
-----------------------------------------------------------------------------------
               Oil & Gas Storage & Transportation -- 1.1%
  520,000      Spectra Energy Corp.                                    $  9,942,400
                                                                       ------------
               Total Energy                                            $ 78,332,101
-----------------------------------------------------------------------------------
               MATERIALS -- 8.7%
               Diversified Chemical -- 1.7%
  461,400      E.I. du Pont de Nemours and Co.                         $ 14,681,748
-----------------------------------------------------------------------------------
               Diversified Metals & Mining -- 2.0%
  270,000      Compass Minerals International, Inc. (b)                $ 16,826,400
-----------------------------------------------------------------------------------
               Paper Packaging -- 0.6%
  200,000      Sonoco Products Co.                                     $  5,350,000
-----------------------------------------------------------------------------------
               Specialty Chemicals -- 2.7%
  900,000      Valspar Corp.                                           $ 22,833,000
-----------------------------------------------------------------------------------
               Steel -- 1.7%
  157,448      Carpenter Technology Corp.                              $  3,311,131
  293,000      Nucor Corp.                                               11,676,050
                                                                       ------------
                                                                       $ 14,987,181
                                                                       ------------
               Total Materials                                         $ 74,678,329
-----------------------------------------------------------------------------------
               CAPITAL GOODS -- 13.4%
               Construction & Farm Machinery & Heavy Trucks -- 4.9%
  200,000      Caterpillar, Inc. (b)                                   $ 11,012,000
  160,000      Deere & Co.                                                7,288,000
  641,905      PACCAR, Inc.                                              24,013,666
                                                                       ------------
                                                                       $ 42,313,666
-----------------------------------------------------------------------------------
               Electrical Component & Equipment -- 1.5%
  350,000      Emerson Electric Co.                                    $ 13,212,500
-----------------------------------------------------------------------------------
               Industrial Machinery -- 7.0%
  988,195      Gorman-Rupp Co.+(b)                                     $ 24,398,535
  303,700      Illinois Tool Works, Inc.                                 13,945,904
  150,500      Parker Hannifin Corp.                                      7,970,480
  200,000      Snap-On, Inc. (b)                                          7,306,000
  295,000      The Timken Co.                                             6,498,850
                                                                       ------------
                                                                       $ 60,119,769
                                                                       ------------
               Total Capital Goods                                     $115,645,935
-----------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


18    Pioneer Equity Income Fund | Annual Report | 10/31/09

--------------------------------------------------------------------------
 Shares                                                       Value
--------------------------------------------------------------------------
               COMMERCIAL SERVICES & SUPPLIES -- 0.7%
               Office Services & Supplies -- 0.7%
  240,000      Mine Safety Appliances Co. (b)                 $  6,117,600
                                                              ------------
               Total Commercial Services & Supplies           $  6,117,600
--------------------------------------------------------------------------
               AUTOMOBILES & COMPONENTS -- 2.4%
               Auto Parts & Equipment -- 2.4%
  866,800      Johnson Controls, Inc.                         $ 20,733,856
                                                              ------------
               Total Automobiles & Components                 $ 20,733,856
--------------------------------------------------------------------------
               CONSUMER DURABLES & APPAREL -- 1.7%
               Apparel, Accessories & Luxury Goods -- 1.7%
  200,000      VF Corp. (b)                                   $ 14,208,000
                                                              ------------
               Total Consumer Durables & Apparel              $ 14,208,000
--------------------------------------------------------------------------
               CONSUMER SERVICES -- 2.2%
               Leisure Facilities -- 0.9%
  745,017      Cedar Fair LP (b)                              $  7,457,620
--------------------------------------------------------------------------
               Restaurants -- 1.3%
  200,000      McDonald's Corp.                               $ 11,722,000
                                                              ------------
               Total Consumer Services                        $ 19,179,620
--------------------------------------------------------------------------
               MEDIA -- 1.3%
               Publishing -- 1.3%
  170,000      McGraw-Hill Co., Inc.                          $  4,892,600
  200,000      Reed Elsevier Plc (b)                             6,032,000
                                                              ------------
                                                              $ 10,924,600
                                                              ------------
               Total Media                                    $ 10,924,600
--------------------------------------------------------------------------
               RETAILING -- 2.1%
               Distributors -- 1.2%
  280,000      Genuine Parts Co. (b)                          $  9,797,200
--------------------------------------------------------------------------
               Home Improvement Retail -- 0.9%
  400,000      Lowe's Co., Inc.                               $  7,828,000
                                                              ------------
               Total Retailing                                $ 17,625,200
--------------------------------------------------------------------------
               FOOD & DRUG RETAILING -- 0.9%
               Food Distributors -- 0.9%
  300,000      Sysco Corp.                                    $  7,935,000
                                                              ------------
               Total Food & Drug Retailing                    $  7,935,000
--------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


                     Pioneer Equity Income Fund | Annual Report | 10/31/09    19

-----------------------------------------------------------------------
 Shares                                                    Value
-----------------------------------------------------------------------
               FOOD, BEVERAGE & TOBACCO -- 8.8%
               Packaged Foods & Meats -- 8.2%
  165,000      General Mills, Inc.                         $ 10,876,800
  422,550      H.J. Heinz Co., Inc.                          17,003,412
  330,000      Hershey Foods Corp. (b)                       12,470,700
  280,000      Kellogg Co.                                   14,431,200
  271,000      Kraft Foods, Inc.                              7,457,920
  150,000      The J.M. Smucker Co.                           7,909,500
                                                           ------------
                                                           $ 70,149,532
-----------------------------------------------------------------------
               Soft Drinks -- 0.6%
  100,000      Coca-Cola Co.                               $  5,331,000
                                                           ------------
               Total Food, Beverage & Tobacco              $ 75,480,532
-----------------------------------------------------------------------
               HOUSEHOLD & PERSONAL PRODUCTS -- 5.7%
               Household Products -- 5.7%
  188,800      Clorox Co.                                  $ 11,182,624
  256,000      Colgate-Palmolive Co.                         20,129,280
  300,000      Procter & Gamble Co.                          17,400,000
                                                           ------------
                                                           $ 48,711,904
                                                           ------------
               Total Household & Personal Products         $ 48,711,904
-----------------------------------------------------------------------
               HEALTH CARE EQUIPMENT & SERVICES -- 1.4%
               Health Care Equipment -- 1.4%
  220,000      Baxter International, Inc.                  $ 11,893,200
                                                           ------------
               Total Health Care Equipment & Services      $ 11,893,200
-----------------------------------------------------------------------
               PHARMACEUTICALS & BIOTECHNOLOGY -- 6.2%
               Pharmaceuticals -- 6.2%
  306,600      Abbott Laboratories, Ltd.                   $ 15,504,762
  539,500      Bristol-Myers Squibb Co.                      11,761,100
  380,000      Eli Lilly & Co.                               12,923,800
  409,700      Merck & Co., Inc. (b)                         12,672,021
                                                           ------------
                                                           $ 52,861,683
                                                           ------------
               Total Pharmaceuticals & Biotechnology       $ 52,861,683
-----------------------------------------------------------------------
               BANKS -- 3.8%
               Diversified Banks -- 2.8%
  750,000      U.S. Bancorp                                $ 17,415,000
  237,500      Wells Fargo & Co.                              6,536,000
                                                           ------------
                                                           $ 23,951,000
-----------------------------------------------------------------------
               Regional Banks -- 1.0%
  450,000      SunTrust Banks, Inc. (b)                    $  8,599,500
                                                           ------------
               Total Banks                                 $ 32,550,500
-----------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


20    Pioneer Equity Income Fund | Annual Report | 10/31/09

--------------------------------------------------------------------------------
 Shares                                                             Value
--------------------------------------------------------------------------------
               DIVERSIFIED FINANCIALS -- 4.1%
               Asset Management & Custody Banks -- 3.1%
  150,000      Northern Trust Corp.                                 $  7,537,500
  250,000      T. Rowe Price Associates, Inc. (b)                     12,182,500
  252,000      The Bank of New York Mellon Corp.                       6,718,320
                                                                    ------------
                                                                    $ 26,438,320
--------------------------------------------------------------------------------
               Diversified Financial Services -- 1.0%
  200,000      JPMorgan Chase & Co.                                 $  8,354,000
                                                                    ------------
               Total Diversified Financials                         $ 34,792,320
--------------------------------------------------------------------------------
               INSURANCE -- 5.2%
               Life & Health Insurance -- 1.1%
  228,800      Aflac, Inc.                                          $  9,492,912
--------------------------------------------------------------------------------
               Property & Casualty Insurance -- 4.1%
  410,200      Chubb Corp.                                          $ 19,902,904
  200,000      Cincinnati Financial Corp. (b)                          5,072,000
  200,000      The Travelers Companies, Inc.                           9,958,000
                                                                    ------------
                                                                    $ 34,932,904
                                                                    ------------
               Total Insurance                                      $ 44,425,816
--------------------------------------------------------------------------------
               REAL ESTATE -- 2.2%
               Office Real Estate Investment Trusts -- 0.6%
  100,000      Alexandria Real Estate Equities, Inc. (b)            $  5,417,000
--------------------------------------------------------------------------------
               Retail Real Estate Investment Trusts -- 0.7%
  173,300      Regency Centers Corp. (b)                            $  5,814,215
--------------------------------------------------------------------------------
               Specialized Real Estate Investment Trusts -- 0.9%
  250,000      Nationwide Health Properties, Inc.                   $  8,062,500
                                                                    ------------
               Total Real Estate                                    $ 19,293,715
--------------------------------------------------------------------------------
               SEMICONDUCTORS -- 3.6%
               Semiconductors -- 3.6%
  410,300      Analog Devices, Inc.                                 $ 10,515,989
  455,000      Intel Corp.                                             8,695,050
  500,000      Microchip Technology (b)                               11,980,000
                                                                    ------------
                                                                    $ 31,191,039
                                                                    ------------
               Total Semiconductors                                 $ 31,191,039
--------------------------------------------------------------------------------
               TELECOMMUNICATION SERVICES -- 2.1%
               Integrated Telecommunication Services -- 2.1%
  237,000      Century Telephone Enterprises, Inc.                  $  7,693,020
  336,584      Verizon Communications, Inc.                            9,959,521
                                                                    ------------
                                                                    $ 17,652,541
                                                                    ------------
               Total Telecommunication Services                     $ 17,652,541
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


                     Pioneer Equity Income Fund | Annual Report | 10/31/09    21

--------------------------------------------------------------------------
 Shares                                                       Value
--------------------------------------------------------------------------
               UTILITIES -- 14.3%
               Electric Utilities -- 4.2%
  740,000      Duke Energy Corp. (b)                          $ 11,706,800
  240,200      FirstEnergy Corp.                                10,395,856
  120,900      PPL Corp.                                         3,559,296
  340,000      Southern Co.                                     10,604,600
                                                              ------------
                                                              $ 36,266,552
--------------------------------------------------------------------------
               Gas Utilities -- 7.1%
  392,100      AGL Resources, Inc.                            $ 13,707,816
  460,000      EQT Corp.                                        19,255,600
  693,200      Questar Corp.                                    27,617,087
                                                              ------------
                                                              $ 60,580,503
--------------------------------------------------------------------------
               Multi-Utilities -- 3.0%
  530,000      NSTAR (b)                                      $ 16,403,500
  314,600      Public Service Enterprise Group, Inc.             9,375,080
                                                              ------------
                                                              $ 25,778,580
                                                              ------------
               Total Utilities                                $122,625,635
--------------------------------------------------------------------------
               TOTAL COMMON STOCKS
               (Cost $726,536,195)                            $856,859,126
--------------------------------------------------------------------------

 Principal
 Amount
                 TEMPORARY CASH INVESTMENTS -- 9.2%
                 SECURITIES LENDING COLLATERAL -- 9.2% (c)
                 Certificates of Deposit:
$ 3,844,325      Bank of Nova Scotia, 0.25%, 11/17/09          $ 3,844,325
  4,057,899      BNP Paribas NY, 0.3%, 11/17/09                  4,057,899
  2,562,883      Rabobank Nederland NY, 0.24%, 12/11/09          2,562,883
  2,562,883      Societe Generale, 0.27%, 12/4/09                2,562,883
  1,879,475      Nordea NY, 0.21%, 12/22/09                      1,879,475
  2,562,883      Toronto Dominion, 0.23%, 12/16/09               2,562,883
                                                               -----------
                                                               $17,470,348
--------------------------------------------------------------------------
                 Commercial Paper:
  4,270,926      BBVA London, 0.29%, 11/6/09                   $ 4,270,926
  2,561,749      CBA Financial, 0.27%, 12/29/09                  2,561,749
  2,561,922      HND AF, 0.3%, 12/15/09                          2,561,922
  2,135,280      HSBC, 0.24%, 12/2/09                            2,135,280
    427,053      HSBC, 0.24%, 12/3/09                              427,053
  3,843,179      NABPP, 0.29%, 12/7/09                           3,843,179
  2,562,328      Cafco, 0.4%, 12/9/09                            2,562,328
  1,495,000      Char FD, 0.3%, 11/2/09                          1,495,000
  1,281,171      Ciesco, 0.33%, 11/23/09                         1,281,171
  1,281,112      Ciesco, 0.25%, 12/7/09                          1,281,112
  2,135,168      ABB LLC, 0.59%, 12/28/09                        2,135,168

The accompanying notes are an integral part of these financial statements.


22    Pioneer Equity Income Fund | Annual Report | 10/31/09

--------------------------------------------------------------------------
 Principal
 Amount                                                      Value
--------------------------------------------------------------------------
                Commercial Paper -- (continued):
$2,135,036      BCS FUN, 0.60%, 12/29/09                     $  2,135,036
 2,135,695      Kithaw, 0.23%, 11/3/09                          2,135,695
 2,135,152      Ranger, 0.24%, 12/11/09                         2,135,152
 1,255,021      TB LLC, 0.20%, 12/10/09                         1,255,021
 2,135,151      GE, 0.23%, 12/28/09                             2,135,151
 1,490,788      Santander U.S. Debt, 0.37%, 11/20/09            1,490,788
                                                             ------------
                                                             $ 35,841,731
--------------------------------------------------------------------------
                Tri-party Repurchase Agreements:
12,387,269      Deutsche Bank, 0.06%, 11/2/09                $ 12,387,269
 9,467,376      Barclays Capital Markets, 0.05%, 11/2/09        9,467,376
                                                             ------------
                                                             $ 21,854,645
--------------------------------------------------------------------------


 Shares
                Money Market Mutual Funds:
  1,708,589     Dreyfus Preferred Money Market Fund          $  1,708,589
  2,135,736     Fidelity Prime Money Market Fund                2,135,736
                                                             ------------
                                                             $  3,844,325
                                                             ------------
                Total Securities Lending Collateral          $ 79,011,049
--------------------------------------------------------------------------
                TOTAL TEMPORARY CASH INVESTMENTS
                (Cost $79,011,049)                           $ 79,011,049
--------------------------------------------------------------------------
                TOTAL INVESTMENT IN SECURITIES -- 109.1%
                (Cost $805,547,244) (a)                      $935,870,175
--------------------------------------------------------------------------
                OTHER ASSETS AND LIABILITIES -- (9.1)%       $(78,478,045)
--------------------------------------------------------------------------
                TOTAL NET ASSETS -- 100.0%                   $857,392,130
==========================================================================

(A.D.R.) American Depositary Receipt


+ Investment held by the Fund representing 5% or more of the outstanding voting stock of such company.


(a) At October 31, 2009, the net unrealized gain on investments based on cost for federal income tax purposes of $793,807,573 was as follows:



         Aggregate gross unrealized gain for all investments
         in which there is an excess of value over tax cost        $187,899,175
         Aggregate gross unrealized loss for all investments
         in which there is an excess of tax cost over value         (45,836,573)
                                                                   -------------
         Net unrealized gain                                       $142,062,602
                                                                   =============

(b)      At October 31, 2009, the following securities were out on loan:



-----------------------------------------------------------------------------
    Shares       Security                                          Value
-----------------------------------------------------------------------------
         98,300  Alexandria Real Estate Equities, Inc.             $5,324,911

The accompanying notes are an integral part of these financial statements.


                     Pioneer Equity Income Fund | Annual Report | 10/31/09    23

--------------------------------------------------------------------------
      Shares     Security                                     Value
--------------------------------------------------------------------------
     100,000     Caterpillar, Inc.                              5,506,000
     572,700     Cedar Fair LP                                  5,732,727
     121,800     Cincinnati Financial Corp.                     3,088,848
      30,400     Compass Minerals International, Inc.           1,894,528
      70,100     Duke Energy Corp.                              1,108,982
      31,000     Genuine Parts Co.                              1,084,690
     564,032     Gorman-Rupp Co. +                             13,925,950
      70,300     Hershey Foods Corp.                            2,656,637
     391,600     Merck & Co., Inc.                             12,112,188
     495,000     Microchip Technology, Inc.                    11,860,200
      24,800     Mine Safety Appliances Co.                       632,152
      49,200     NSTAR                                          1,522,740
      11,600     Reed Elsevier Plc                                349,856
         400     Regency Centers Corp.                             13,420
      51,500     Snap-On, Inc.                                  1,881,295
       6,000     SunTrust Banks, Inc.                             114,660
     117,900     T. Rowe Price Associates, Inc.                 5,745,267
      12,400     VF Corp.                                         880,896
--------------------------------------------------------------------------
                 Total                                        $75,435,947
==========================================================================

(c)  Securities lending collateral is managed by Credit Suisse AG, New York
     Branch.

Purchases and sales of securities (excluding temporary cash investments) for the year ended October 31, 2009 aggregated $247,531,105 and $227,050,539, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

  Level 1 -- quoted prices in active markets for identical securities
  Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of October 31, 2009, in valuing the Fund's assets:

--------------------------------------------------------------------------------------------
                                   Level 1          Level 2         Level 3        Total
--------------------------------------------------------------------------------------------
 Common Stock                   $856,859,126      $        --         $--       $856,859,126
 Temporary Cash Investments               --       75,166,724          --         75,166,724
 Money Market Mutual Funds         3,844,325               --          --          3,844,325
--------------------------------------------------------------------------------------------
  Total                         $860,703,451      $75,166,724         $--       $935,870,175
============================================================================================


The accompanying notes are an integral part of these financial statements.

24    Pioneer Equity Income Fund | Annual Report | 10/31/09

Statement of Assets and Liabilities | 10/31/09

ASSETS:
  Investment in securities of unaffiliated issuers, at fair value
   (including securities loaned of $75,435,947)
   (cost $797,640,764)                                                   $911,471,640
  Investment in securities of affiliated issuers, at fair value
   (cost $7,906,480)                                                       24,398,535
--------------------------------------------------------------------------------------
   Total Investment in securities, at fair value (cost $805,547,244)     $935,870,175
  Receivables --
   Investment securities sold                                               1,824,421
   Fund shares sold                                                           704,437
   Dividends                                                                1,676,703
   Due from Pioneer Investment Management, Inc.                                    33
  Other                                                                        53,613
--------------------------------------------------------------------------------------
     Total assets                                                        $940,129,382
--------------------------------------------------------------------------------------
LIABILITIES:
  Payables --
   Fund shares repurchased                                               $  1,069,822
   Upon return of securities loaned                                        79,011,049
  Due to bank                                                               2,356,138
  Due to affiliates                                                           207,025
  Accrued expenses                                                             93,218
--------------------------------------------------------------------------------------
     Total liabilities                                                   $ 82,737,252
--------------------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                                        $949,412,094
  Undistributed net investment income                                      12,191,599
  Accumulated net realized loss on investments                           (234,534,494)
  Net unrealized gain on investments                                      130,322,931
--------------------------------------------------------------------------------------
     Total net assets                                                    $857,392,130
======================================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $566,438,959/27,990,582 shares)                      $      20.24
  Class B (based on $42,950,048/2,137,123 shares)                        $      20.10
  Class C (based on $68,718,679/3,433,672 shares)                        $      20.01
  Class R (based on $68,903,799/3,373,502 shares)                        $      20.43
  Class Y (based on $110,147,767/5,406,312 shares)                       $      20.37
  Class Z (based on $232,878/11,490 shares)                              $      20.27
MAXIMUM OFFERING PRICE:
  Class A ($20.24 [divided by] 94.25%)                                   $      21.47
======================================================================================


The accompanying notes are an integral part of these financial statements.


                     Pioneer Equity Income Fund | Annual Report | 10/31/09    25

Statement of Operations

For the Year Ended 10/31/09

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $103,320)
   (including income from affiliated issuers of $395,278)     $32,609,214
  Interest                                                          2,178
  Income from securities loaned, net                              762,775
--------------------------------------------------------------------------------------------
     Total investment income                                                   $  33,374,167
--------------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                             $ 4,785,930
  Transfer agent fees and expenses
   Class A                                                        939,479
   Class B                                                        196,292
   Class C                                                        128,649
   Class R                                                          7,842
   Class Y                                                          9,518
   Class Z                                                            258
  Distribution fees
   Class A                                                      1,373,226
   Class B                                                        490,777
   Class C                                                        728,296
   Class R                                                        310,104
  Shareholder communications expense                              907,814
  Administrative reimbursements                                   348,290
  Custodian fees                                                   38,464
  Registration fees                                               130,410
  Professional fees                                                96,942
  Printing expense                                                114,388
  Fees and expenses of nonaffiliated trustees                      31,313
  Miscellaneous                                                    74,654
---------------------------------------------------------------------------------------------
     Total expenses                                                            $  10,712,646
     Less fees waived and expenses reimbursed by
       Pioneer Investment Management Inc                                                (289)
     Less fees paid indirectly                                                        (1,984)
---------------------------------------------------------------------------------------------
     Net expenses                                                              $  10,710,373
---------------------------------------------------------------------------------------------
       Net investment income                                                   $  22,663,794
---------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized loss on investments                                             $(190,219,889)
---------------------------------------------------------------------------------------------
  Change in net unrealized gain on investments                                 $ 145,825,966
---------------------------------------------------------------------------------------------
  Net loss on investments                                                      $ (44,393,923)
---------------------------------------------------------------------------------------------
  Net decrease in net assets resulting from operations                         $ (21,730,129)
=============================================================================================

The accompanying notes are an integral part of these financial statements.


26    Pioneer Equity Income Fund | Annual Report | 10/31/09

Statements of Changes in Net Assets

For the Years Ended 10/31/09 and 10/31/08, respectively



--------------------------------------------------------------------------------------------------
                                                                 Year Ended          Year Ended
                                                                  10/31/09            10/31/08
--------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                           $ 22,663,794        $  29,977,817
Net realized loss on investments                                (190,219,889)         (46,325,098)
Change in net unrealized gain (loss) on investments              145,825,966         (386,285,177)
--------------------------------------------------------------------------------------------------
   Net decrease in net assets resulting from operations         $(21,730,129)       $(402,632,458)
--------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
   Class A ($0.50 and $0.67 per share, respectively)            $(14,723,941)       $ (21,469,714)
   Class B ($0.32 and $0.44 per share, respectively)                (859,684)          (1,641,787)
   Class C ($0.34 and $0.47 per share, respectively)              (1,360,199)          (2,217,613)
   Class R ($0.44 and $0.62 per share, respectively)              (1,438,614)          (1,604,652)
   Class Y ($0.59 and $0.77 per share, respectively)              (1,903,303)            (479,297)
   Class Z ($0.57 and $0.76 per share, respectively)                  (5,589)              (2,541)
Net realized gain:
   Class A ($0.00 and $1.81 per share, respectively)                      --          (58,022,033)
   Class B ($0.00 and $1.81 per share, respectively)                      --           (7,250,041)
   Class C ($0.00 and $1.81 per share, respectively)                      --           (8,556,663)
   Class R ($0.00 and $1.81 per share, respectively)                      --           (3,902,964)
   Class Y ($0.00 and $1.81 per share, respectively)                      --             (569,956)
   Class Z ($0.00 and $1.81 per share, respectively)                      --               (5,293)
Tax Return of Capital
   Class A ($0.00 and $0.06 per share, respectively)                      --           (1,837,869)
   Class B ($0.00 and $0.04 per share, respectively)                      --             (132,551)
   Class C ($0.00 and $0.04 per share, respectively)                      --             (186,558)
   Class R ($0.00 and $0.05 per share, respectively)                      --             (145,254)
   Class Y ($0.00 and $0.07 per share, respectively)                      --              (50,846)
   Class Z ($0.00 and $0.07 per share, respectively)                      --                 (236)
--------------------------------------------------------------------------------------------------
     Total distributions to shareowners                         $(20,291,330)       $(108,075,868)
--------------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                $256,184,922        $ 283,606,912
Reinvestment of distributions                                     17,273,103           93,824,570
Cost of shares repurchased                                      (262,044,803)        (413,610,641)
--------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from Fund
     share transactions                                         $ 11,413,222        $ (36,179,159)
--------------------------------------------------------------------------------------------------
   Net decrease in net assets                                   $(30,608,237)       $(546,887,485)
NET ASSETS:
Beginning of year                                                888,000,367        1,434,887,852
--------------------------------------------------------------------------------------------------
End of year                                                     $857,392,130        $ 888,000,367
--------------------------------------------------------------------------------------------------
Undistributed net investment income                             $ 12,191,599        $  10,363,275
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


                     Pioneer Equity Income Fund | Annual Report | 10/31/09    27

                                     '09 Shares     '09 Amount             '08 Shares      '08 Amount
Class A
Shares sold                           6,831,723     $126,912,557             6,473,245     $177,530,067
Reinvestment of distributions           699,159       13,048,277             2,505,107       73,189,535
Less shares repurchased              (9,581,788)    (177,386,543)          (11,076,135)    (302,251,218)
--------------------------------------------------------------------------------------------------------
   Net decrease                      (2,050,906)    $(37,425,709)           (2,097,783)    $(51,531,616)
========================================================================================================
Class B
Shares sold                             255,365     $  4,685,331               401,954     $ 10,993,041
Reinvestment of distributions            37,812          700,802               247,024        7,200,546
Less shares repurchased              (1,302,936)     (23,863,770)           (1,595,953)     (43,496,226)
--------------------------------------------------------------------------------------------------------
   Net decrease                      (1,009,759)    $(18,477,637)             (946,975)    $(25,302,639)
========================================================================================================
Class C
Shares sold                             745,551     $ 13,807,279               717,069     $ 19,582,553
Reinvestment of distributions            48,186          888,701               255,636        7,411,306
Less shares repurchased              (1,555,650)     (28,240,579)           (1,587,472)     (42,360,145)
--------------------------------------------------------------------------------------------------------
   Net decrease                        (761,913)    $(13,544,599)             (614,767)    $(15,366,286)
========================================================================================================
Class R
Shares sold                           1,077,124     $ 20,017,160             1,450,558     $ 40,479,999
Reinvestment of distributions            74,273        1,398,389               187,969        5,520,424
Less shares repurchased                (787,987)     (14,921,512)             (645,440)     (17,734,298)
--------------------------------------------------------------------------------------------------------
   Net increase                         363,410     $  6,494,037               993,087     $ 28,266,125
========================================================================================================
Class Y
Shares sold                           4,875,243     $ 90,507,277             1,280,588     $ 35,000,916
Reinvestment of distributions            65,783        1,233,862                17,499          502,385
Less shares repurchased                (896,241)     (17,519,830)             (281,251)      (7,765,475)
--------------------------------------------------------------------------------------------------------
   Net increase                       4,044,785     $ 74,221,309             1,016,836     $ 27,737,826
========================================================================================================
Class Z
Shares sold                              13,823     $    255,318                   719     $     20,336
Reinvestment of distributions               167            3,072                    14              374
Less shares repurchased                  (6,044)        (112,569)                 (115)          (3,279)
--------------------------------------------------------------------------------------------------------
   Net increase                           7,946     $    145,821                   618     $     17,431
========================================================================================================

The accompanying notes are an integral part of these financial statements.


28    Pioneer Equity Income Fund | Annual Report | 10/31/09

Financial Highlights

----------------------------------------------------------------------------------------------------------------------------
                                                         Year Ended    Year Ended    Year Ended     Year Ended    Year Ended
                                                          10/31/09      10/31/08      10/31/07       10/31/06      10/31/05
----------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                      $  21.28     $  33.10     $    33.53       $  29.23      $  26.91
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations:
 Net investment income                                    $   0.58     $   0.75     $     0.69       $   0.68      $   0.61
 Net realized and unrealized gain (loss) on investments      (1.12)      (10.03)          2.50           5.36          2.31
----------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations      $  (0.54)    $  (9.28)    $     3.19       $   6.04      $   2.92
Distributions to shareowners:
 Net investment income                                       (0.50)       (0.67)         (0.73)         (0.66)        (0.60)
 Net realized gain                                              --        (1.81)         (2.89)         (1.08)           --
 Tax return of capital                                          --        (0.06)            --             --            --
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                $  (1.04)    $ (11.82)    $    (0.43)      $   4.30      $   2.32
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $  20.24     $  21.28     $    33.10       $  33.53      $  29.23
============================================================================================================================
Total return*                                                (2.30)%     (29.99)%        10.22%         21.61%        10.87%
Ratio of net expenses to average net assets+                  1.23%        1.11%          1.03%          1.04%         1.06%
Ratio of net investment income to average net assets+         2.98%        2.67%          2.27%          2.27%         2.11%
Portfolio turnover rate                                         28%          19%            14%            32%           14%
Net assets, end of period (in thousands)                  $566,439     $639,388     $1,063,910       $840,640      $668,556
Ratios with reduction for fees paid indirectly:
 Net expenses                                                 1.23%        1.10%          1.02%          1.03%         1.06%
 Net investment income                                        2.98%        2.68%          2.28%          2.28%         2.11%
============================================================================================================================

* Assumes initial investment at net asset value at the beginning of each year, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
+ Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.


                       Pioneer Equity Income Fund | Annual Report | 10/31/09  29

----------------------------------------------------------------------------------------------------------------------------
                                                         Year Ended   Year Ended     Year Ended     Year Ended   Year Ended
                                                          10/31/09     10/31/08       10/31/07       10/31/06     10/31/05
----------------------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                       $ 21.14      $ 32.88       $  33.32       $  29.05     $  26.75
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations:
 Net investment income                                     $  0.51      $  0.57       $   0.51       $   0.47     $   0.38
 Net realized and unrealized gain (loss) on investments      (1.23)      (10.02)          2.38           5.26         2.26
----------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations       $ (0.72)     $ (9.45)      $   2.89       $   5.73     $   2.64
Distributions to shareowners:
 Net investment income                                       (0.32)       (0.44)         (0.44)         (0.38)       (0.34)
 Net realized gain                                              --        (1.81)         (2.89)         (1.08)          --
 Tax return of capital                                          --        (0.04)            --             --           --
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                 $ (1.04)     $(11.74)      $  (0.44)      $   4.27     $   2.30
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $ 20.10      $ 21.14       $  32.88       $  33.32     $  29.05
============================================================================================================================
Total return*                                                (3.26)%     (30.58)%         9.30%         20.55%        9.89%
Ratio of net expenses to average net assets+                  2.20%        1.96%          1.90%          1.91%        1.93%
Ratio of net investment income to average net assets+         2.08%        1.83%          1.42%          1.44%        1.24%
Portfolio turnover rate                                         28%          19%            14%            32%          14%
Net assets, end of period (in thousands)                   $42,950      $66,530       $134,618       $155,733     $157,889
Ratios with reduction for fees paid indirectly:
 Net expenses                                                 2.20%        1.96%          1.89%          1.90%        1.93%
 Net investment income                                        2.08%        1.83%          1.43%          1.45%        1.24%
============================================================================================================================

* Assumes initial investment at net asset value at the beginning of each year, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
+ Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.


30  Pioneer Equity Income Fund | Annual Report | 10/31/09

Financial Highlights

---------------------------------------------------------------------------------------------------------------------------
                                                         Year Ended   Year Ended     Year Ended     Year Ended   Year Ended
                                                          10/31/09     10/31/08       10/31/07       10/31/06     10/31/05
---------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                       $ 21.04      $ 32.75       $  33.20       $  28.96     $  26.68
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations:
 Net investment income                                     $  0.47      $  0.55       $   0.46       $   0.45     $   0.38
 Net realized and unrealized gain (loss) on investments      (1.16)       (9.94)          2.44           5.29         2.28
---------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations       $ (0.69)     $ (9.39)      $   2.90       $   5.74     $   2.66
Distributions to shareowners:
 Net investment income                                       (0.34)       (0.47)         (0.46)         (0.42)       (0.38)
 Net realized gain                                              --        (1.81)         (2.89)         (1.08)          --
 Tax return of capital                                          --        (0.04)            --             --           --
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                 $ (1.03)     $(11.71)      $  (0.45)      $   4.24     $   2.28
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $ 20.01      $ 21.04       $  32.75       $  33.20     $  28.96
===========================================================================================================================
Total return*                                                (3.11)%     (30.52)%         9.37%         20.66%        9.98%
Ratio of net expenses to average net assets+                  2.04%        1.87%          1.82%          1.83%        1.86%
Ratio of net investment income to average net assets+         2.21%        1.92%          1.48%          1.49%        1.31%
Portfolio turnover rate                                         28%          19%            14%            32%          14%
Net assets, end of period (in thousands)                   $68,719      $88,291       $157,553       $139,915     $121,479
Ratios with reduction for fees paid indirectly:
 Net expenses                                                 2.04%        1.87%          1.81%          1.82%        1.86%
 Net investment income                                        2.21%        1.92%          1.49%          1.50%        1.31%
===========================================================================================================================

* Assumes initial investment at net asset value at the beginning of each year, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
+ Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.


                       Pioneer Equity Income Fund | Annual Report | 10/31/09  31

---------------------------------------------------------------------------------------------------------------------------
                                                         Year Ended   Year Ended     Year Ended     Year Ended   Year Ended
                                                          10/31/09     10/31/08       10/31/07       10/31/06     10/31/05
---------------------------------------------------------------------------------------------------------------------------
Class R
Net asset value, beginning of period                       $ 21.45      $ 33.34       $ 33.73        $ 29.39      $ 27.08
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations:
 Net investment income                                     $  0.49      $  0.68       $  0.54        $  0.51      $  0.39
 Net realized and unrealized gain (loss) on investments      (1.07)      (10.09)         2.63           5.51         2.48
---------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations       $ (0.58)     $ (9.41)      $  3.17        $  6.02      $  2.87
Distributions to shareowners:
 Net investment income                                       (0.44)       (0.62)        (0.67)         (0.60)       (0.56)
 Net realized gain                                              --        (1.81)        (2.89)         (1.08)          --
 Tax return of capital                                          --        (0.05)           --             --           --
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                 $ (1.02)     $(11.89)      $ (0.39)       $  4.34      $  2.31
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $ 20.43      $ 21.45       $ 33.34        $ 33.73      $ 29.39
===========================================================================================================================
Total return*                                                (2.50)%     (30.14)%       10.10%         21.41%       10.64%
Ratio of net expenses to average net assets+                  1.44%        1.33%         1.20%          1.23%        1.26%
Ratio of net investment income to average net assets+         2.71%        2.44%         2.07%          2.00%        1.86%
Portfolio turnover rate                                         28%          19%           14%            32%          14%
Net assets, end of period (in thousands)                   $68,904      $64,559       $67,239        $26,140      $10,213
Ratios with reduction for fees paid indirectly:
 Net expenses                                                 1.44%        1.33%         1.19%          1.22%        1.26%
 Net investment income                                        2.71%        2.44%         2.08%          2.01%        1.86%
===========================================================================================================================

* Assumes initial investment at net asset value at the beginning of each year, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.
+ Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.


32  Pioneer Equity Income Fund | Annual Report | 10/31/09

---------------------------------------------------------------------------------------------------------------------------
                                                          Year Ended  Year Ended     Year Ended     Year Ended   Year Ended
                                                           10/31/09    10/31/08       10/31/07       10/31/06     10/31/05
---------------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                       $  21.41    $  33.28        $ 33.68        $ 29.35      $27.02
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations:
 Net investment income                                     $   0.42    $   0.67        $  0.91        $  0.73      $ 0.63
 Net realized and unrealized gain (loss) on investments       (0.87)      (9.89)          2.42           5.45        2.41
---------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations       $  (0.45)   $  (9.22)       $  3.33        $  6.18      $ 3.04
Distributions to shareowners:
 Net investment income                                        (0.59)      (0.77)         (0.84)         (0.77)      (0.71)
 Net realized gain                                               --       (1.81)         (2.89)         (1.08)         --
 Tax return of capital                                           --       (0.07)            --             --          --
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                 $  (1.04)   $ (11.87)       $ (0.40)       $  4.33      $ 2.33
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $  20.37    $  21.41        $ 33.28        $ 33.68      $29.35
===========================================================================================================================
Total return*                                                 (1.85)%    (29.72)%        10.66%         22.10%      11.31%
Ratio of net expenses to average net assets+                   0.75%       0.72%          0.66%          0.65%       0.66%
Ratio of net investment income to average net assets+          3.10%       3.09%          2.66%          2.61%       2.51%
Portfolio turnover rate                                          28%         19%            14%            32%         14%
Net assets, end of period (in thousands)                   $110,148    $ 29,157        $11,471        $12,956      $6,611
Ratios with reduction for fees paid indirectly:
 Net expenses                                                  0.75%       0.72%          0.66%          0.65%       0.66%
 Net investment income                                         3.10%       3.09%          2.66%          2.61%       2.51%
===========================================================================================================================

* Assumes initial investment at net asset value at the beginning of each year, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.
+ Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.


                       Pioneer Equity Income Fund | Annual Report | 10/31/09  33

--------------------------------------------------------------------------------------------------
                                                           Year Ended    Year Ended    7/6/07 (a)
                                                            10/31/09      10/31/08     to 10/31/07
--------------------------------------------------------------------------------------------------
 Class Z
 Net asset value, beginning of period                         $21.30       $ 33.12      $ 34.18
--------------------------------------------------------------------------------------------------
 Net increase (decrease) from investment operations:
  Net investment income                                       $ 0.45       $  0.80      $  0.24
  Net realized and unrealized loss on investments              (0.91)        (9.98)       (1.08)
--------------------------------------------------------------------------------------------------
    Net increase (decrease) from investment operations        $(0.46)      $ (9.18)     $ (0.84)
 Distributions to shareowners:
  Net investment income                                        (0.57)        (0.76)       (0.22)
  Net realized gain                                               --         (1.81)          --
  Tax return of capital                                           --         (0.07)          --
--------------------------------------------------------------------------------------------------
 Net decrease in net asset value                              $(1.03)      $(11.82)     $ (1.06)
--------------------------------------------------------------------------------------------------
 Net asset value, end of period                               $20.27       $ 21.30      $ 33.12
==================================================================================================
 Total return*                                                 (1.88)%      (29.75)%     (2.46)%(b)
 Ratio of net expenses to average net assets                    0.79%         0.76%        0.67%**
 Ratio of net investment income to average net assets           3.24%         3.03%        2.26%**
 Portfolio turnover rate                                          28%           19%          14%(b)
 Net assets, end of period (in thousands)                     $  233       $    75      $    97
 Ratios with no waiver of fees and assumption of expenses
  by the Adviser:
  Net expenses                                                  0.95%         0.76%        0.67%**
  Net investment income                                         3.08%         3.03%        2.26%**
==================================================================================================

(a) Class Z shares were first publicly offered on July 6, 2007.
(b) Not annualized.
* Assumes initial investment at net asset value at the beginning of each year, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.
**  Annualized.

The accompanying notes are an integral part of these financial statements.


34    Pioneer Equity Income Fund | Annual Report | 10/31/09

Notes to Financial Statements | 10/31/09

1. Organization and Significant Accounting Policies

Pioneer Equity Income Fund (the Fund) is a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.

The Fund offers six classes of shares designated as Class A, Class B, Class C, Class R, Class Y and Class Z shares. Class R shares commenced operations on April 1, 2003. Class Z shares were first publicly offered on July 6, 2007. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y or Class Z shares. Class B shares convert to Class A shares eight years after the date of purchase.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political or regulatory developments or other risks affecting those industries or sectors. The Fund's prospectuses contain unaudited information regarding the Fund's principal risks. Please refer to those documents when considering the Fund's principal risks.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting year. Actual results could differ from those estimates.


                     Pioneer Equity Income Fund | Annual Report | 10/31/09    35

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
   (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities that have traded on an exchange are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued at the mean between the last bid and asked prices. Securities for which market prices and/or quotations are not readily available or are considered to be unreliable are valued using fair value methods pursuant to procedures adopted by the Board of Trustees.

   Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times.

   The Fund may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund's net asset value. Thus, the valuation of the Fund's securities may differ from exchange prices. At October 31, 2009, there were no securities that were valued using fair value methods (other than securities that were valued using prices supplied by independent pricing services). Short-term fixed income securities with remaining maturities of sixty days or less generally are valued at amortized cost.

   Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.


36    Pioneer Equity Income Fund | Annual Report | 10/31/09

B. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its share-owners. Therefore, no federal income tax provision is required. Tax years for the prior three fiscal years remain subject to examination by tax authorities.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

   At October 31, 2009, the Fund has reclassified $281,004 to decrease paid-in capital, $544,140 to decrease undistributed net investment income and $825,144 to decrease accumulated net realized loss on investments to reflect permanent book/tax differences. The reclassification has no impact on the net asset value of the Fund and is designed to present the Fund's capital accounts on a tax basis.

   At October 31, 2009 the Fund had a net capital loss carryforward of $234,534,494 of which the following amounts will expire between 2016 and 2017 if not utilized: $44,876,558 in 2016 and $189,657,936 in 2017.

   The tax character of distributions paid during the years ended October 31, 2009 and October 31, 2008 was as follows:


--------------------------------------------------------------------------------
                                                       2009             2008
--------------------------------------------------------------------------------
   Distributions paid from:
   Ordinary income                                 $20,291,330      $ 27,415,604
   Long-term capital gain                                   --        78,306,950
--------------------------------------------------------------------------------
                                                   $20,291,330      $105,722,554
   Return of capital                                        --         2,353,314
--------------------------------------------------------------------------------
     Total                                         $20,291,330      $108,075,868
================================================================================

  The following shows the components of distributable earnings on a federal income tax basis at October 31, 2009:

--------------------------------------------------------------------------------
                                                                        2009
--------------------------------------------------------------------------------
   Distributable earnings:
   Undistributed ordinary income                                 $      451,928
   Capital loss carryforward                                       (234,534,494)
   Unrealized appreciation                                          142,062,602
--------------------------------------------------------------------------------
     Total                                                       $  (92,019,964)
================================================================================


                   Pioneer Equity Income Fund | Annual Report | 10/31/09     37

   The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax basis adjustments on partnerships.

C. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned approximately $48,992 in underwriting commissions on the sale of Class A shares during the year ended October 31, 2009.

D. Class Allocations

   Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.

   Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C and Class R shares of the Fund, respectively (see Note 4). Class Y and Class Z shares do not pay distribution fees. All expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see
   Note 3).

   Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class B, Class C, Class R, Class Y and Class Z shares can reflect different transfer agent and distribution expense rates.

E. Repurchase Agreements

   With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian or a subcustodian of the Fund. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

F. Securities Lending

   The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors. When entering into a securities loan transaction, the Fund typically receives cash collateral from the borrower equal to at least the value of the securities loaned, which is invested in temporary investments.


38    Pioneer Equity Income Fund | Annual Report | 10/31/09

   Credit Suisse AG, New York Branch, as the Fund's securities lending agent, manages the Fund's securities lending collateral. The income earned on the investment of collateral is shared with the borrower and the lending agent in payment of any rebate due to the borrower with respect to the securities loan, and in compensation for the lending agent's services to the Fund. The Fund also continues to receive payments in lieu of dividends or interest on the securities loaned. Gain or loss on the value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The amount of the collateral is required to be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right, under the lending agreement, to terminate the loan and recover the securities from the borrower with prior notice. The Fund is required to return the cash collateral to the borrower and could suffer a loss if the value of the collateral, as invested, has declined.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.60% of the Fund's average daily net assets up to $10 billion and 0.575% of the excess over $10 billion. For the year ended October 31, 2009, the effective management fee (net of waivers and/or assumption of expenses) was equivalent to 0.60% of the Fund's average daily net assets.

Pioneer has contractually agreed to limit ordinary operating expenses to the extent required to reduce Class Z expenses to 0.85% of the average daily net assets attributable to Class Z shares. This expense limitation is in effect through March 1, 2012 for Class Z shares. There can be no assurance that PIM will extend the expense limitation agreement beyond the date referred to above.


In addition, under the management and administrative agreements, certain other services and costs, including accounting, regulatory reporting, and insurance premiums, are paid by the Fund as administrative reimbursements. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $30,065 in management fees, administrative costs and certain other reimbursements payable to PIM at October 31, 2009.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimburses PIMSS for out-of-pocket expenses incurred by PIMSS related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts.


                     Pioneer Equity Income Fund | Annual Report | 10/31/09    39

For the year ended October 31, 2009, such out-of-pocket expenses by class of shares were as follows:

--------------------------------------------------------------------------------
 Shareholder Communications:
--------------------------------------------------------------------------------
 Class A                                                                $589,158
 Class B                                                                  48,981
 Class C                                                                 113,995
 Class R                                                                 141,093
 Class Y                                                                  14,389
 Class Z                                                                     198
--------------------------------------------------------------------------------
   Total                                                                $907,814
================================================================================

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $159,807 in transfer agent fees and out-of-pocket reimbursements payable to PIMSS at October 31, 2009.

4. Distribution and Service Plans

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class B, Class C and Class R shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays PFD 1.00% of the average daily net assets attributable to Class B and Class C shares. The fee for Class B and Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Plan, the Fund further pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $17,153 in distribution fees payable to PFD at October 31, 2009.

The Fund also has adopted a separate service plan for Class R shares (Service
Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans in reimbursement for actual expenditures.

In addition, redemptions of each class of shares (except Class R, Class Y and Class Z shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (within 12 months for purchases made on or after April 1, 2009). Class B shares redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed.


40    Pioneer Equity Income Fund | Annual Report | 10/31/09

Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class R, Class Y or Class Z shares. Proceeds from the CDSCs are paid to PFD. For the year ended October 31, 2009, CDSCs in the amount of $99,218 were paid to PFD.

5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the year ended October 31, 2009, the Fund's expenses were reduced by $1,984 under such arrangements.

6. Line Of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), participates in a $165 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of the amount available under the facility or the limits set for borrowing by the Fund's prospectus and the 1940 Act. Interest on borrowings is payable at the higher of the London Interbank Offered Rate (LIBOR) on the borrowing date plus 1.25% on an annualized basis or the Federal Funds Rate on the borrowing date plus 1.25% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among participating Funds based on an allocation schedule set forth in the credit agreement. For the year ended October 31, 2009, the Fund had no borrowings under this agreement.

7. Affiliated Companies

The Fund's investments in certain companies may exceed 5% of the outstanding voting stock of those companies. Such companies are deemed affiliates of the Fund for financial reporting purposes. The following summarizes transactions with affiliates of the Fund for the year ended October 31, 2009:

-------------------------------------------------------------------------------------------------------
                     Beginning                     Corporate      Ending
                     Balance        Purchases      Actions        Balance      Dividend
 Affiliates          (shares)       (shares)       (shares)       (shares)     Income       Value
-------------------------------------------------------------------------------------------------------
 Gorman-Rupp Co.     988,195        --             --             988,195      $395,278     $24,398,535

8. Subsequent Events

In preparing these financial statements, PIM has evaluated the impact of all events and transactions for potential recognition or disclosure through December 21, 2009 and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.


                     Pioneer Equity Income Fund | Annual Report | 10/31/09    41

Report of Independent Registered Public Accounting Firm


To the Board of Trustees and the Shareowners of
Pioneer Equity Income Fund:
--------------------------------------------------------------------------------
We have audited the accompanying statement of assets and liabilities of Pioneer Equity Income Fund (the "Fund"), including the schedule of investments, as of October 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2009, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Equity Income Fund at October 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                    /s/Ernst & Young LLP

Boston, Massachusetts
December 21, 2009


42    Pioneer Equity Income Fund | Annual Report | 10/31/09

ADDITIONAL INFORMATION (unaudited)

For the year ended October 31, 2009, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act (the Act) of 2003. The Fund intends to designate up to the maximum amount of such dividends allowable under the Act, as taxed at a maximum rate of 15%. Complete information will be computed and reported in conjunction with your 2009 form 1099-DIV.

The qualifying percentage of the Fund's ordinary income dividends for the purpose of the corporate dividends received deduction was 100.00%.


                     Pioneer Equity Income Fund | Annual Report | 10/31/09    43

Trustees, Officers and Service Providers

Investment Adviser
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Independent Registered Public Accounting Firm
Ernst & Young LLP


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Bingham McCutchen LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

Trustees and Officers

The Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees, except Mr. West, serves as a Trustee of each of the 62 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). Mr. West serves as a Trustee of 47 U.S. registered investment portfolios for which Pioneer serves as investment adviser. The address for all Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.


44    Pioneer Equity Income Fund | Annual Report | 10/31/09

Interested Trustees

------------------------------------------------------------------------------------------------------------------------------------
                             Position Held           Length of Service          Principal Occupation            Other Directorships
Name and Age                 with the Fund           and Term of Office         During Past Five Years          Held by this Trustee
------------------------------------------------------------------------------------------------------------------------------------
John F. Cogan, Jr. (83)*     Chairman of the Board,  Serves until a successor   Deputy Chairman and a           None
                             Trustee and President   trustee is elected or      director of Pioneer Global
                                                     earlier retirement or      Asset Management S.p.A.
                                                     removal.                   ("PGAM"); Non-Executive
                                                                                Chairman and a director of
                                                                                Pioneer Investment
                                                                                Management USA Inc.
                                                                                ("PIM-USA"); Chairman and a
                                                                                director of Pioneer;
                                                                                Chairman and Director of
                                                                                Pioneer Institutional Asset
                                                                                Management, Inc. (since
                                                                                2006); Director of Pioneer
                                                                                Alternative Investment
                                                                                Management Limited (Dublin);
                                                                                President and a director of
                                                                                Pioneer Alternative
                                                                                Investment Management
                                                                                (Bermuda) Limited and
                                                                                affiliated funds; Director
                                                                                of PIOGLOBAL Real Estate
                                                                                Investment Fund (Russia)
                                                                                (until June 2006); Director
                                                                                of Nano-C, Inc. (since
                                                                                2003); Director of Cole
                                                                                Management Inc. (since
                                                                                2004); Director of Fiduciary
                                                                                Counseling, Inc.; President
                                                                                and Director of Pioneer
                                                                                Funds Distributor, Inc.
                                                                                ("PFD") (until May 2006);
                                                                                President of all of the
                                                                                Pioneer Funds; and Of
                                                                                Counsel, Wilmer Cutler
                                                                                Pickering Hale and Dorr LLP
------------------------------------------------------------------------------------------------------------------------------------
Daniel K. Kingsbury (51)*    Trustee and Executive   Serves until a successor   Director, CEO and President     None
                             Vice President          trustee is elected or      of Pioneer Investment
                                                     earlier retirement or      Management USA Inc. (since
                                                     removal.                   February 2007); Director and
                                                                                President of Pioneer
                                                                                Investment Management, Inc.
                                                                                and Pioneer Institutional
                                                                                Asset Management, Inc.
                                                                                (since February 2007);
                                                                                Executive Vice President of
                                                                                all of the Pioneer Funds
                                                                                (since March 2007); Director
                                                                                of Pioneer Global Asset
                                                                                Management S.p.A. (since
                                                                                April 2007); Head of New
                                                                                Markets Division, Pioneer
                                                                                Global Asset Management
                                                                                S.p.A. (2000 - 2007)
------------------------------------------------------------------------------------------------------------------------------------
* Mr. Cogan and Mr. Kingsbury are Interested Trustees because they are officers or directors of the Fund's investment adviser and certain of its affiliates.


                       Pioneer Equity Income Fund | Annual Report | 10/31/09  45

Independent Trustees

------------------------------------------------------------------------------------------------------------------------------------
                             Position Held           Length of Service          Principal Occupation            Other Directorships
Name and Age                 with the Fund           and Term of Office         During Past Five Years          Held by this Trustee
------------------------------------------------------------------------------------------------------------------------------------
David R. Bock (65)           Trustee                 Trustee since 2005.        Managing Partner, Federal       Director of
                                                     Serves until a successor   City Capital Advisors           Enterprise Community
                                                     trustee is elected or      (boutique merchant bank)        Investment, Inc.
                                                     earlier retirement or      (1997 to 2004 and 2008 -        (privately-held
                                                     removal.                   present); and Executive Vice    affordable housing
                                                                                President and Chief             finance company);
                                                                                Financial Officer, I-trax,      Director of New York
                                                                                Inc. (publicly traded health    Mortgage Trust
                                                                                care services company) (2004    (publicly traded
                                                                                - 2007)                         mortgage REIT); and
                                                                                                                Director of Oxford
                                                                                                                Analytica, Inc.
                                                                                                                (privately-held
                                                                                                                research and
                                                                                                                consulting company)
------------------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (61)    Trustee                         Trustee since 1997.        President, Bush                 Director of Marriott
                                                     Serves until a successor   International, LLC              Interna- tional,
                                                     trustee is elected or      (international financial        Inc.; Director of
                                                     earlier retirement or      advisory firm)                  Discover Financial
                                                     removal.                                                   Services (credit
                                                                                                                card issuer and
                                                                                                                electronic payment
                                                                                                                services); Director
                                                                                                                of Briggs & Stratton
                                                                                                                Co. (engine
                                                                                                                manufacturer);
                                                                                                                Director of UAL
                                                                                                                Corporation (airline
                                                                                                                holding company);
                                                                                                                Director of Mantech
                                                                                                                International
                                                                                                                Corporation
                                                                                                                (national security,
                                                                                                                defense, and
                                                                                                                intelligence
                                                                                                                technology firm);
                                                                                                                and Member, Board of
                                                                                                                Governors,
                                                                                                                Investment Company
                                                                                                                Institute
------------------------------------------------------------------------------------------------------------------------------------


46  Pioneer Equity Income Fund | Annual Report | 10/31/09

------------------------------------------------------------------------------------------------------------------------------------
                             Position Held           Length of Service          Principal Occupation            Other Directorships
Name and Age                 with the Fund           and Term of Office         During Past Five Years          Held by this Trustee
------------------------------------------------------------------------------------------------------------------------------------
Benjamin M. Friedman (65)    Trustee                 Trustee since 2008.        Professor, Harvard University   Trustee, Mellon
                                                     Serves until a successor                                   Institutional Funds
                                                     trustee is elected or                                      Investment Trust and
                                                     earlier retirement or                                      Mellon Institutional
                                                     removal.                                                   Funds Master
                                                                                                                Portfolio (oversees
                                                                                                                17 portfolios in
                                                                                                                fund complex)
------------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (62)    Trustee                 Trustee since 1990.        Founding Director,              None
                                                     Serves until a successor   Vice-President and Corporate
                                                     trustee is elected or      Secretary, The Winthrop
                                                     earlier retirement or      Group, Inc. (consulting
                                                     removal.                   firm); and Desautels Faculty
                                                                                of Management, McGill
                                                                                University
------------------------------------------------------------------------------------------------------------------------------------
Thomas J. Perna (59)         Trustee                 Trustee since 2006.        Chief Executive Officer,        None
                                                     Serves until a successor   Quadriserv, Inc. (technology
                                                     trustee is elected or      products for securities
                                                     earlier retirement or      lending industry) (2008 -
                                                     removal.                   present); Private investor
                                                                                (2004 - 2008); and Senior
                                                                                Executive Vice President,
                                                                                The Bank of New York
                                                                                (financial and securities
                                                                                services) (1986 - 2004)
------------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (61)     Trustee                 Trustee since 1990.        President and Chief             Director of New
                                                     Serves until a successor   Executive Officer, Newbury,     America High Income
                                                     trustee is elected or      Piret & Company, Inc.           Fund, Inc.
                                                     earlier retirement or      (investment banking firm)       (closed-end
                                                     removal.                                                   investment company)
------------------------------------------------------------------------------------------------------------------------------------
Stephen K. West (81)         Trustee                 Trustee since 1993.        Senior Counsel, Sullivan &      Director, The Swiss
                                                     Serves until a successor   Cromwell LLP (law firm)         Helvetia Fund, Inc.
                                                     trustee is elected or                                      (closed-end
                                                     earlier retirement or                                      investment company)
                                                     removal.
------------------------------------------------------------------------------------------------------------------------------------


                      Pioneer Equity Income Fund | Annual Report | 10/31/09  47

Fund Officers

------------------------------------------------------------------------------------------------------------------------------------
                             Position Held           Length of Service          Principal Occupation            Other Directorships
Name and Age                 with the Fund           and Term of Office         During Past Five Years          Held by this Officer
------------------------------------------------------------------------------------------------------------------------------------
Dorothy E. Bourassa (61)     Secretary               Since 2003. Serves at      Secretary of PIM-USA; Senior    None
                                                     the discretion of the      Vice President -- Legal of
                                                     Board                      Pioneer; Secretary/Clerk of
                                                                                most of PIM-USA's
                                                                                subsidiaries; and Secretary
                                                                                of all of the Pioneer Funds
                                                                                since September 2003
                                                                                (Assistant Secretary from
                                                                                November 2000 to September
                                                                                2003)
------------------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (44)   Assistant Secretary     Since 2003. Serves at      Associate General Counsel of    None
                                                     the discretion of the      Pioneer since January 2008
                                                     Board                      and Assistant Secretary of
                                                                                all of the Pioneer Funds
                                                                                since September 2003; Vice
                                                                                President and Senior Counsel
                                                                                of Pioneer from July 2002 to
                                                                                December 2007
------------------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (49)         Treasurer               Since 2008. Serves at      Vice President -- Fund          None
                                                     the discretion of the      Accounting, Administration
                                                     Board                      and Controllership Services
                                                                                of Pioneer; and Treasurer of
                                                                                all of the Pioneer Funds
                                                                                since March 2008; Deputy
                                                                                Treasurer of Pioneer from
                                                                                March 2004 to February 2008;
                                                                                Assistant Treasurer of all
                                                                                of the Pioneer Funds from
                                                                                March 2004 to February 2008;
                                                                                and Treasurer and Senior
                                                                                Vice President, CDC IXIS
                                                                                Asset Management Services,
                                                                                from 2002 to 2003
------------------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (44)        Assistant Treasurer     Since 2000. Serves at      Assistant Vice President --     None
                                                     the discretion of the      Fund Accounting,
                                                     Board                      Administration and
                                                                                Controllership Services of
                                                                                Pioneer; and Assistant
                                                                                Treasurer of all of the
                                                                                Pioneer Funds
------------------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (51)           Assistant Treasurer     Since 2002. Serves at      Fund Accounting Manager --      None
                                                     the discretion of the      Fund Accounting,
                                                     Board                      Administration and
                                                                                Controllership Services of
                                                                                Pioneer; and Assistant
                                                                                Treasurer of all of the
                                                                                Pioneer Funds
------------------------------------------------------------------------------------------------------------------------------------


48  Pioneer Equity Income Fund | Annual Report | 10/31/09

------------------------------------------------------------------------------------------------------------------------------------
                             Position Held           Length of Service          Principal Occupation            Other Directorships
Name and Age                 with the Fund           and Term of Office         During Past Five Years          Held by this Officer
------------------------------------------------------------------------------------------------------------------------------------
David F. Johnson (29)        Assistant Treasurer     Since 2009. Serves at      Fund Administration Manager     None
                                                     the discretion of the      -- Fund Accounting,
                                                     Board                      Administration and
                                                                                Controllership Services
                                                                                since November 2008 and
                                                                                Assistant Treasurer of all
                                                                                of the Pioneer Funds since
                                                                                January 2009; Client Service
                                                                                Manager -- Institutional
                                                                                Investor Services at State
                                                                                Street Bank from March 2003
                                                                                to March 2007
------------------------------------------------------------------------------------------------------------------------------------
Teri W. Anderholm (50)       Chief Compliance        Since 2007. Serves at      Chief Compliance Officer of     None
                             Officer                 the discretion of the      Pioneer since December 2006
                                                     Board                      and of all the Pioneer Funds
                                                                                since January 2007; Vice
                                                                                President and Compliance
                                                                                Officer, MFS Investment
                                                                                Management (August 2005 to
                                                                                December 2006); Consultant,
                                                                                Fidelity Investments
                                                                                (February 2005 to July
                                                                                2005); Independent
                                                                                Consultant (July 1997 to
                                                                                February 2005)
------------------------------------------------------------------------------------------------------------------------------------
The outstanding capital stock of PFD, Pioneer and Pioneer Investment Management Shareholder Services, Inc. ("PIMSS") is indirectly wholly owned by UniCredit S.p.A. ("UniCredit"), one of the largest banking groups in Italy. Pioneer, the Fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.


                       Pioneer Equity Income Fund | Annual Report | 10/31/09  49

                           This page for your notes.


50    Pioneer Equity Income Fund | Annual Report | 10/31/09

                           This page for your notes.


                     Pioneer Equity Income Fund | Annual Report | 10/31/09    51

                           This page for your notes.


52    Pioneer Equity Income Fund | Annual Report | 10/31/09

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176


Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)


Visit our web site: www.pioneerinvestments.com



This report must be accompanied by a prospectus.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Fund, including fees associated with the filings to update its Form N-2 and issuance of comfort letters, totaled approximately $34,700 in 2009 and $34,400 in 2008.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees
There were no fees for audit-related or other services provided to the Fund during the fiscal years ended October
31, 2009 and 2008.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled approximately $8,290 and $8,290 for 2009 and 2008, respectively.


(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Other Fees
There were no fees for other services provided to the Fund during the fiscal years ended October 31, 2009 and 2008.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Fund's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund. For the years ended October 31, 2009 and 2008, there were no services provided to an affiliate that required the Fund's audit committee pre-approval.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled approximately $8,290 in 2009 and $8,290 in 2008.


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Equity Income Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date December 29, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date December 29, 2009


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date December 29, 2009

* Print the name and title of each signing officer under his or her signature.